8 GOODWILL (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Virtuoso	$ 939,881	$ 939,881	$ 0
DCM	10,416,000	10,416,000	0
Bigtech	292,808	314,555	0
Ameri Constlting Service Pvt. Ltd.	1,948,118	1,948,118	0
Ameri Georgia	3,470,522	3,470,522	3,470,522
ATCG	4,812,243	0	0
Total	$ 21,879,572	$ 17,089,076	$ 3,470,522